Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [X]:  Amendment Number: 02

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 703-528-3600

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Arlington, Virginia
August 10, 1999

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $316,000 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

	           Title
                      of                Value     Shrs or          Investment Other         Voting Authority
Name of Issuer       Class    CUSIP	(x$1000)	prn amt  SH/PRN  Discretion Managers  Sole      Shared      None
Column 1	          Column 2 Column 3   Column 4	     Column 5    Column 6   Column 7      Column 8

Abbott Labs            COM   002824100     3,853    84,920  SH     SOLE	        41,160    10,360
American Express       COM   025816109     3,282    25,220  SH     SOLE                 10,450    10,885      3,885
Amer Power Conversion  COM   029066107       717    35,650  SH     SOLE                 20,500    15,150
Assoc First Cap - A    COM   046008108     4,572   103,615  SH     SOLE                 51,200    36,495     15,920
BMC Software Inc       COM   055921100     5,217    96,610  SH     SOLE                 47,975    34,600     14,035
Boeing                 COM   097023105       297     6,750  SH     SOLE                            6,750
Bristol-Myers Squibb   COM   110122108    20,760   294,725  SH     SOLE                 38,900    98,630    157,195
CVS Corp.              COM   126650100    22,343   440,260  SH     SOLE                 40,275    96,880    303,105
Cadence Design Systems COM   127387108       278    22,025  SH     SOLE                 13,550     8,475
Callaway Golf Co.      COM   131193104       298    20,400  SH     SOLE                 12,750     7,650
Cisco Systems, Inc.    COM   17275R102       867    13,454  SH     SOLE                           13,454
Computer Sciences      COM   205363104    18,808   271,835  SH     SOLE                 46,075    66,665    159,095
Dayton Hudson          COM   239753106     3,054    46,990  SH     SOLE                 21,950    15,765      9,275
Dentsply Int'l, Inc.   COM   249030107       569    19,690  SH     SOLE                 10,940     8,750
Eastman Kodak          COM   277461109       432     6,375  SH     SOLE                            6,375
Expeditors Intl Wash   COM   302130109       362    13,300  SH     SOLE                  7,450     5,850
Exxon Corp             COM   302290101       154     2,000  SH     SOLE                            2,000
Finova Group, Inc.     COM   317928109       532    10,100  SH     SOLE                  6,400     3,700
Fiserv, Inc            COM   337738108       380    12,126  SH     SOLE                  6,725     5,401
Freddie Mac            COM   313400301    24,746   426,655  SH     SOLE                 46,530   112,224    267,901
Heinz, H.J.            COM   423074103     3,627    72,355  SH     SOLE                 33,250    26,770     12,335
Hewlett-Packard        COM   428236103     3,985    39,650  SH     SOLE                 13,050    21,225      5,375
Intel Corp             COM   458140100     4,316    72,545  SH     SOLE                 33,580    26,435     12,530
Johnson & Johnson      COM   478160104    17,355   177,091  SH     SOLE                 25,875    56,055     95,161
Kroger, Co.            COM   501044101    20,575   736,456  SH     SOLE                102,800   211,840    421,816
Lexmark Intl Grp Cl A  COM   529771107     3,682    56,220  SH     SOLE                 26,460    21,335      8,425
Lucent Technologies    COM   549463107       486     7,200  SH     SOLE                            7,200
MBIA, Inc.             COM   55262C100       670    10,350  SH     SOLE                  7,075     3,275
MCI Worldcom, Inc.     COM   55268B106    13,311   154,670  SH     SOLE                 20,150    36,755     97,765
MGIC Investment        COM   552848103    18,595   382,410  SH     SOLE                 68,775   108,365    205,270
Marshall & Ilsley      COM   571834100       628     9,751  SH     SOLE                  2,000     7,751
Martin Mar Materials   COM   573284106       614    10,400  SH     SOLE                  5,825     4,575
Mediaone Group, Inc.   COM   58440J104     3,726    50,100  SH     SOLE                 24,475    17,405      8,220
Nabisco Holdings Cl A  COM   629526104     4,750   110,470  SH     SOLE                 41,350    53,640     15,480
National City Corp     COM   635405103     4,779    72,955  SH     SOLE                 25,750    37,775      9,430
Nike, Inc Cl B         COM   654106103     3,510    55,377  SH     SOLE                 27,750    18,905      8,722
Officemax, Inc.        COM   67622M108       767    63,950  SH     SOLE                 41,600    22,350
Pepsico                COM   713448108    22,237   574,780  SH     SOLE                 69,150   155,910    349,720
Pfizer Inc             COM   717081103       551     5,055  SH     SOLE                            4,800        255
Philip Morris          COM   718154107       695    17,300  SH     SOLE                  8,000     9,300
Proctor & Gamble       COM   742718109       227     2,540  SH     SOLE                            2,540
Regions Financial Corp COM   758940100       632    16,450  SH     SOLE                 10,000     6,450
Rogers Comm Cl B       COM   775109200       469    28,965  SH     SOLE                 15,805    13,160
Safeway, Inc.          COM   786514208    20,746   419,115  SH     SOLE                 40,900   116,430    261,785
Southtrust Corp        COM   844730101       532    13,875  SH     SOLE                  9,525     4,350
Sterling Commerce      COM   859205106       556    15,135  SH     SOLE                  8,260     6,875
Summit Bancorp         COM   866005101       409     9,775  SH     SOLE                  9,000       775
Telephone & Data Sys   COM   879433100       764    10,450  SH     SOLE                  6,000     4,450
Tommy Hilfiger Corp    COM   G8915Z102       591     8,075  SH     SOLE                  5,350     2,725
Tyco International     COM   902124106    19,563   206,470  SH     SOLE                 25,725    46,220    134,525
U.S. Cellular Corp.    COM   911684108       638    11,930  SH     SOLE                  7,230     4,700
U.S. Industries, Inc.  COM   912080108     3,215   189,120  SH     SOLE                 91,900    69,005     28,215
Wells Fargo & Co       COM   949746101    27,278   638,071  SH     SOLE                 63,075   172,940    402,056